Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 5,513,510	₩ 3,586,965	₩ 3,776,354
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	12,039,794	9,410,703
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(6,422,106)	(5,773,902)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(104,178)	(49,836)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,139,978	2,176,940	2,580,828
Frequency usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,210,882	4,843,955
Frequency usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,070,904)	(2,667,015)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,511	15,750	20,834
Land usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	65,974	65,841
Land usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(55,463)	(50,091)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	83,627	111,347	121,200
Industrial rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	163,983	166,082
Industrial rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(50,640)	(54,735)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(29,716)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	8,990	4,103	4,871
Development costs [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	54,941	140,460
Development costs [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(44,304)	(134,828)
Development costs [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,647)	(1,529)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	31,027	36,451	41,788
Facility usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	155,470	153,438
Facility usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(124,443)	(116,987)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	625,091	4,035	6,652
Customer relations [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	643,421	20,796
Customer relations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(18,330)	(16,761)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	80,475	73,614	74,039
Club memberships [Member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	114,650	108,382
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(34,175)	(34,768)
Brand [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	374,096
Brand [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,159,715	1,164,725	₩ 926,142
Other [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,256,377	3,911,749
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,058,022)	(2,733,485)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (38,640)	₩ (13,539)